Note 16 - Shareholders' Equity - Non-vested Options Activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-vested options outstanding (in shares)	192,500
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.32
Non-vested options granted (in shares)	575,000	0	0
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 1.67
Non-vested options vested (in shares)	(96,250)
Non-vested options vested, weighted average grant-date fair value (in EUR per share)	€ 1.32
Non-vested options forfeited (in shares)	(18,750)
Non-vested options forfeited, weighted average grant-date fair value (in EUR per share)	€ 1.60
Non-vested options outstanding (in shares)	652,500	192,500
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.62	€ 1.32